Assets and liabilities associated with assets held for sale - Non-current Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 11, 2025	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Total assets			$ 13,512
Current liabilities
Total liabilities			$ 104
Profit on CMS disposal group held for sale - 2025
Profit on the sale of non-current assets held for sale		$ 8,540
CMS disposal group
Current Assets
Assets held for sale (Solar plant asset)	$ 13,512
Trade and other receivables and prepayments	27
Total assets	13,539
Current liabilities
Site restoration liability	113
Total liabilities	113
Net assets	13,426
Profit on CMS disposal group held for sale - 2025
Consideration received in cash (net of selling costs)	21,966
Net assets derecognised	(13,426)
Profit on the sale of non-current assets held for sale	$ 8,540